Other (income) expenses, net (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Schedule of Other Income (Expenses) Net

The components of other income (expenses) net, in the years ended December 31, 2019, 2018 and 2017, are the following:

	2 0 1 9	2 0 1 8	2 0 1 7

Cancellation of balances	$87,241	$786	$2,615
Land treatments in Pacific Steel, Inc.	3,362	8,922	7,674
Attorney’s fees	54,520	0	0
Bad debt estimate	5,320	0	0
Other expenses	150,443	9,708	10,289

Sale of scrap	(3,182)	(9,865)	(10,434)
Recovery of loss	(6,397)	(6,405)
Update of balances in favor in taxes		(2,699)	(519)
Other income	(4,282)	(5,791)	(6,270)
Other income	(13,861)	(24,760)	(18,772)
Other (income) and other expenses, net	$136,582	$(15,052)	$(6,934)